Income taxes - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Federal Tax Authorities Of Cayman [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	15.00%
Federal tax authorities of Brazil
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%
Other subsidiaries
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Accumulated tax loss carryforwards	R$ 144,529	R$ 104,920